COMMITMENTS AND CONTINGENCIES (Details) (USD $)	3 Months Ended								12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2010 Antares Pharma, Inc. License	Dec. 31, 2011 Antares Pharma, Inc. License	Dec. 31, 2010 Antares Pharma, Inc. License	Dec. 31, 2009 Antares Pharma, Inc. License	Dec. 31, 2011 Wake Forest License item
License agreement
Royalties on sales of products													$ 335,160	$ 152,228	$ 63,749
Licensing expense	0	50,000	0	0	0	0	0	268,750	50,000	268,750	299,616	268,750
Number of patents for which an option for an exclusive license is exercised																3
Minimum Amount Due
2012																80,000
2013																80,000
2014																80,000
2015																80,000
2016																40,000
Thereafter																$ 80,000